Fair Value Measurements - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated acquisition liability paid	$ 51,488	$ 13,917
Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in fair value of the earn-out consideration	1,174	403
Payment of contingent earn-out related to acquisition	10,592	14,158
Estimated acquisition liability paid		22,987
Mojoness Inc [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated acquisition liability paid	657	490
Mojoness Inc [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in fair value of the earn-out consideration	1,200	400
Mojoness Inc [Member] | Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in fair value of the earn-out consideration	700
Payment of contingent earn-out related to acquisition	500	200
Domain Name Business [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated acquisition liability paid		9,027
Change in fair value of the earn-out consideration	1,200	400
Domain Name Business [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Payment of contingent earn-out related to acquisition	$ 10,100	$ 23,000